Quarterly portfolio holdings
John Hancock
Managed Account Shares
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 82.5%				$869,345
(Cost $906,369)
U.S. Government 26.1%				275,056
U.S. Treasury
Bond	2.375	02-15-42	43,000	30,369
Bond	2.875	05-15-49	123,000	83,674
Bond	4.625	02-15-46	9,000	8,322
Bond	4.750	05-15-55	95,000	87,856
Note	3.875	04-15-29	32,000	31,593
Note	3.875	05-15-29	9,000	8,883
Note	4.250	06-30-31	5,000	4,946
Note	4.250	11-15-34	20,000	19,413
U.S. Government Agency 56.4%				594,289
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	09-01-52	13,463	12,837
30 Yr Pass Thru	4.500	09-01-52	7,164	6,759
30 Yr Pass Thru	4.500	10-01-53	10,938	10,388
Federal National Mortgage Association
30 Yr Pass Thru	3.500	08-01-49	8,569	7,737
30 Yr Pass Thru	3.500	12-01-49	15,956	14,406
30 Yr Pass Thru	3.500	11-01-50	217,214	193,126
30 Yr Pass Thru	3.500	06-01-52	29,575	26,498
30 Yr Pass Thru	3.500	09-01-52	12,521	11,187
30 Yr Pass Thru	4.500	08-01-52	18,167	17,339
30 Yr Pass Thru	4.500	02-01-53	292,977	279,249

30 Yr Pass Thru	4.500	01-01-56	15,621	14,763
Corporate bonds 15.9%				$167,434
(Cost $170,867)
Communication services 3.1%				33,136
Interactive media and services 1.5%
Alphabet, Inc.	4.100	11-15-30	17,000	16,492
Wireless telecommunication services 1.6%
T-Mobile USA, Inc.	5.050	07-15-33	17,000	16,644
Financials 7.1%				74,668
Banks 5.6%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	24,690
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	17,688
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,334
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	15,956
Health care 2.5%				26,018
Biotechnology 2.5%
Amgen, Inc.	5.250	03-02-33	26,000	26,018
Information technology 1.6%				16,578
Software 1.6%
Oracle Corp.	4.900	02-06-33	18,000	16,578
Utilities 1.6%				17,034
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	17,034

2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.8%			$28,998
(Cost $28,987)
Short-term funds 2.8%			28,998
John Hancock Collateral Trust (A)	3.6571(B)	2,900	28,998

Total investments (Cost $1,106,223) 101.2%	$1,065,777
Other assets and liabilities, net (1.2%)	(12,648)
Total net assets 100.0%	$1,053,129

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 8-31-26.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.7%				$541,114,856
(Cost $547,063,415)
Communication services 5.0%				27,767,154
Diversified telecommunication services 2.5%
AT&T, Inc.	4.500	05-15-35	1,086,000	997,790
AT&T, Inc.	4.550	11-01-32	2,095,000	2,011,302
NTT Finance Corp. (A)	5.171	07-16-32	2,635,000	2,592,560
QTS Fayetteville I DC1-2 LLC (A)	5.700	04-15-36	4,550,000	4,117,178
Space Exploration Technologies Corp. (A)	5.650	07-15-33	3,273,000	3,157,586
Space Exploration Technologies Corp. (A)	6.650	07-15-56	1,224,000	1,089,356
Entertainment 0.3%
WMG Acquisition Corp. (A)	3.875	07-15-30	2,052,000	1,930,057
Media 1.5%
Charter Communications Operating LLC	2.800	04-01-31	2,499,000	2,190,941
Charter Communications Operating LLC	6.384	10-23-35	1,908,000	1,860,038
News Corp. (A)	3.875	05-15-29	2,024,000	1,955,753
News Corp. (A)	5.125	02-15-32	2,124,000	2,064,441
Wireless telecommunication services 0.7%
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,800,152
Consumer discretionary 2.7%				14,959,534
Automobiles 0.8%
General Motors Financial Company, Inc.	5.600	06-18-31	2,962,000	2,994,702
General Motors Financial Company, Inc.	5.900	01-07-35	993,000	1,000,015
Hyundai Capital America (A)	5.400	01-08-31	559,000	562,172
Broadline retail 0.4%
MercadoLibre, Inc.	4.900	01-15-33	2,022,000	1,942,535
Hotels, restaurants and leisure 1.5%
Airbnb, Inc.	4.650	03-16-31	663,000	653,681
Carnival Corp., Ltd. (A)	5.750	08-01-32	3,429,000	3,393,426
Marriott International, Inc.	4.500	05-01-33	846,000	805,050
Royal Caribbean Cruises, Ltd.	4.750	05-15-33	835,000	795,814
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	856,000	827,927
Royal Caribbean Cruises, Ltd.	5.550	01-20-34	1,996,000	1,984,212
Consumer staples 1.8%				10,114,732
Food products 1.8%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	786,737
JBS NV	3.625	01-15-32	2,822,000	2,592,411
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
JBS NV	5.750	04-01-33	1,837,000	$1,863,175
JBS NV	5.950	04-20-35	427,000	431,863
Mars, Inc. (A)	4.800	03-01-30	1,268,000	1,261,565
Mars, Inc. (A)	5.000	03-01-32	949,000	942,555
Pilgrim’s Pride Corp.	6.250	07-01-33	835,000	862,794
The J.M. Smucker Company	6.200	11-15-33	1,309,000	1,373,632
Energy 12.2%				67,750,701
Oil, gas and consumable fuels 12.2%
Aker BP ASA (A)	3.750	01-15-30	1,000,000	957,732
Aker BP ASA (A)	4.000	01-15-31	612,000	583,141
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,573,973
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,528,040
Cheniere Energy Partners LP	5.950	06-30-33	3,468,000	3,568,647
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	1,649,000	1,605,096
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,449,000	2,461,078
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,947,000	2,010,036
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,272,047
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,462,327
Devon Energy Corp.	5.200	09-15-34	2,000,000	1,971,519
DT Midstream, Inc. (A)	4.375	06-15-31	3,222,000	3,079,508
DT Midstream, Inc. (A)	5.800	12-15-34	896,000	896,971
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,929,687
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,772,803
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	981,221
Energy Transfer LP	5.150	03-15-45	2,104,000	1,821,538
Energy Transfer LP	5.600	09-01-34	1,283,000	1,282,734
Eni SpA (A)	5.250	05-18-36	2,737,000	2,642,583
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,677,000	2,663,466
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,561,212
Harbour Energy Finance 2 PLC (A)	5.929	08-19-33	1,000,000	995,760
MPLX LP	4.950	09-01-32	663,000	649,979
MPLX LP	5.000	03-01-33	1,476,000	1,443,513
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,448,251
Ovintiv, Inc.	6.250	07-15-33	1,570,000	1,640,789
Plains All American Pipeline LP	4.700	01-15-31	826,000	810,744
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	3,063,000	3,061,287
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,277,560
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,666,881
Var Energi ASA (A)	5.875	05-22-30	3,388,000	3,451,660
Var Energi ASA (A)	8.000	11-15-32	3,336,000	3,721,383
Viper Energy Partners LLC	4.900	08-01-30	1,061,000	1,047,880
Western Midstream Operating LP	4.800	03-01-31	2,256,000	2,214,060
Western Midstream Operating LP	6.150	04-01-33	1,462,000	1,507,489
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	527,308
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	660,798
Financials 32.9%				182,014,794
Banks 19.4%
Bank Hapoalim BM (A)	4.722	07-14-29	1,525,000	1,498,189
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	1,773,000	1,818,348
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,089,326
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	6,011,000	6,101,586
BNP Paribas SA (7.125% to 2-17-32, then 5 Year CMT + 2.682%) (A)(B)	7.125	02-17-32	3,182,000	3,150,213
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	707,000	$737,301
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	1,900,000	1,900,069
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	1,532,000	1,512,140
Citizens Financial Group, Inc.	3.250	04-30-30	337,000	316,218
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,352,000	1,352,512
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,011,000	3,048,040
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	865,981
Credit Agricole SA (A)	3.250	01-14-30	2,880,000	2,692,876
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	2,310,000	2,320,834
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (A)	4.999	03-27-32	2,493,000	2,460,530
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,886,624
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	975,000	932,614
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,164,000	1,177,972
Fifth Third Bancorp (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	1,660,000	1,694,672
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	2,330,000	2,244,908
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	1,802,000	1,775,272
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,161,000	2,102,584
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,080,000	1,080,217
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	719,000	720,776
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	940,000	941,194
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,206,000	1,205,392
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,557,286
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	4,456,000	4,434,882
KeyBank NA	5.000	01-26-33	2,016,000	1,959,468
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,060,000	1,058,395
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	830,000	863,610
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)	6.625	09-27-35	1,634,000	1,607,833
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	917,991
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,498,125
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	2,052,000	2,011,449
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,347,179
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,813,297
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,632,666
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,260,577
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	779,000	763,807
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,461,000	4,392,853
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	752,516
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	2,111,000	2,037,972
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	2,695,000	2,656,076
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	2,522,000	2,525,651
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	2,032,000	2,023,165
The PNC Financial Services Group, Inc. (4.626% to 6-6-32, then SOFR Compounded Index + 1.850%)	4.626	06-06-33	447,000	427,300
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,711,428
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,253,259
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	970,021
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	1,527,000	1,550,939
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,707,812
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	1,407,000	1,359,177
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,094,593
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,585,000	1,640,999
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	938,000	947,857
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,125,147
Valley National Bancorp (6.219% to 6-1-31, then 3 month CME Term SOFR + 2.430%)	6.219	06-01-36	3,185,000	3,141,824
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	827,000	826,789
Capital markets 6.3%
Ares Strategic Income Fund	5.150	01-15-31	2,210,000	2,108,436
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Ares Strategic Income Fund	5.450	09-09-28	704,000	$701,343
Ares Strategic Income Fund	5.600	02-15-30	1,039,000	1,020,828
Ares Strategic Income Fund	5.700	03-15-28	109,000	109,291
Ares Strategic Income Fund	5.800	09-09-30	1,979,000	1,941,356
Ares Strategic Income Fund	6.200	03-21-32	1,124,000	1,111,958
Ares Strategic Income Fund	6.350	08-15-29	342,000	346,903
Blackstone Private Credit Fund	5.050	09-10-30	1,779,000	1,704,277
Blackstone Private Credit Fund	5.250	04-01-30	1,073,000	1,038,267
Blackstone Private Credit Fund	5.950	07-16-29	1,087,000	1,086,632
Blackstone Private Credit Fund	7.300	11-27-28	982,000	1,012,548
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	855,000	824,754
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,655,155
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	3,321,000	3,225,779
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	1,516,000	1,493,400
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	472,000	464,538
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,499,000	1,496,275
HPS Corporate Lending Fund	5.450	11-15-30	1,141,000	1,103,325
HPS Corporate Lending Fund	5.950	04-14-32	594,000	577,293
Lazard Group LLC	4.375	03-11-29	792,000	780,530
Lazard Group LLC	6.000	03-15-31	1,740,000	1,792,231
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,921,000	1,811,981
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	213,650
Sixth Street Lending Partners	5.750	01-15-30	566,000	559,105
Sixth Street Lending Partners	6.125	07-15-30	560,000	559,805
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	584,378
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,191,000	1,209,798
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,550,728
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,783,607
Consumer finance 1.6%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	3,033,000	2,978,434
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,724,000	1,727,264
Ally Financial, Inc.	8.000	11-01-31	1,543,000	1,696,312
Capital One Financial Corp.	6.700	11-29-32	2,012,000	2,147,646
Financial services 1.5%
Apollo Debt Solutions BDC	6.700	07-29-31	848,000	858,367
Apollo Debt Solutions BDC	6.900	04-13-29	427,000	436,355
Atlas Warehouse Lending Company LP (A)	5.250	01-15-33	1,097,000	1,065,262
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,032,757
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,279,690
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,424,038
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,424,070
Insurance 4.1%
American National Global Funding (A)	4.875	01-23-31	3,869,000	3,764,465
Athene Global Funding (A)	4.721	10-08-29	905,000	888,522
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,160,922
Athene Holding, Ltd.	3.500	01-15-31	3,861,000	3,564,804
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,222,000	1,128,883
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,301,013
CNO Financial Group, Inc.	6.450	06-15-34	2,034,000	2,079,859
CNO Global Funding (A)	4.700	12-11-30	1,093,000	1,063,458
GA Global Funding Trust (A)	4.500	09-18-30	3,000,000	2,874,659
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,163,461
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	579,341
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	747,082
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,261,628
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 7.3%				$40,471,086
Biotechnology 1.6%
AbbVie, Inc.	5.050	03-15-34	2,332,000	2,306,901
Amgen, Inc.	5.250	03-02-33	5,032,000	5,035,440
Amgen, Inc.	5.650	03-02-53	2,032,000	1,893,808
Health care equipment and supplies 1.2%
Abbott Laboratories	4.300	03-15-33	4,432,000	4,235,018
Solventum Corp.	5.450	03-13-31	2,241,000	2,264,458
Health care providers and services 2.7%
CVS Health Corp.	5.700	06-01-34	2,224,000	2,250,121
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,475,960
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,702,000	1,642,162
HCA, Inc.	4.300	11-15-30	731,000	708,922
HCA, Inc.	4.600	11-15-32	1,124,000	1,078,627
HCA, Inc.	5.000	05-15-33	2,052,000	1,999,055
HCA, Inc.	5.450	04-01-31	1,548,000	1,563,563
UnitedHealth Group, Inc.	5.950	06-15-55	1,066,000	1,044,916
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	995,644
VSP Optical Group, Inc. (A)	5.400	06-01-33	1,196,000	1,182,504
Pharmaceuticals 1.8%
Bayer US Finance LLC (A)	5.375	07-20-33	1,372,000	1,355,155
IQVIA, Inc.	6.250	02-01-29	1,097,000	1,126,209
Roche Holdings, Inc. (A)	5.489	11-13-30	2,428,000	2,482,257
Teva Pharmaceutical Finance Netherlands III BV	6.000	12-01-32	3,269,000	3,344,632
Viatris, Inc.	4.000	06-22-50	2,219,000	1,485,734
Industrials 9.9%				54,458,806
Aerospace and defense 1.5%
DAE Funding LLC (A)	3.375	03-20-28	2,322,000	2,254,786
DAE Funding LLC (A)	4.950	01-15-33	1,857,000	1,775,280
The Boeing Company	6.528	05-01-34	3,948,000	4,212,208
Construction and engineering 1.5%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	2,261,000	2,370,441
CIMIC Finance, Ltd. (A)	6.000	04-22-36	1,766,000	1,724,681
MasTec, Inc.	5.850	09-30-36	1,996,000	1,969,886
WSP Global, Inc. (A)	5.714	09-18-36	2,408,000	2,321,699
Electrical equipment 0.3%
Eaton Corp.	4.500	03-06-33	854,000	822,521
Tyco Electronics Group SA	4.500	02-09-31	806,000	790,623
Machinery 1.0%
Flowserve Corp.	5.700	05-15-36	1,678,000	1,654,287
Weir Group, Inc. (A)	5.350	05-06-30	3,706,000	3,706,694
Passenger airlines 4.0%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	517,787	509,893
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	957,491	937,585
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	919,481	888,388
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	445,875	432,296
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	878,880	832,071
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,175,461	1,068,253
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,259,608	1,164,058
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,283,519	1,132,744
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	96,640	91,774
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,112,000	2,008,481
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	942,000	921,374
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	2,043,000	2,001,720
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	54,885	53,004
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,380,987	2,092,968
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	329,244	$318,460
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	210,469	201,768
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,125,391	1,135,250
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,024,611	3,079,377
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,370,954	1,375,315
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,040,894	2,042,664
Trading companies and distributors 1.6%
AerCap Ireland Capital DAC	3.300	01-30-32	4,339,000	3,915,420
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,030,000	1,035,698
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,388,441
Sunbelt Rentals Holdings, Inc. (A)	4.950	08-12-30	1,241,000	1,228,698
Information technology 9.5%				52,412,417
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	156,382
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	2,948,410
Electronic equipment, instruments and components 0.9%
Jabil, Inc.	4.750	02-01-33	1,058,000	1,012,243
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,320,170
TD SYNNEX Corp.	5.300	10-10-35	2,235,000	2,137,818
TD SYNNEX Corp.	6.100	04-12-34	520,000	528,696
IT services 1.3%
Beacon Point DC LLC (A)	6.129	11-30-42	3,028,000	2,873,895
Sopaipilla Investor LLC (A)	7.534	11-30-48	3,261,000	3,340,576
VeriSign, Inc.	5.100	07-15-31	897,000	889,527
Semiconductors and semiconductor equipment 2.5%
Broadcom, Inc.	3.419	04-15-33	3,505,000	3,073,436
Broadcom, Inc.	4.550	02-15-32	592,000	566,870
Foundry JV Holdco LLC (A)	6.100	01-25-36	1,442,000	1,470,103
Foundry JV Holdco LLC (A)	6.250	01-25-35	2,629,000	2,708,045
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,107,366
Micron Technology, Inc.	2.703	04-15-32	499,000	439,895
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,628,490
Qorvo, Inc.	4.375	10-15-29	641,000	616,420
Skyworks Solutions, Inc.	5.750	01-10-32	1,207,000	1,198,149
Software 2.3%
HUT 8 DC LLC (A)	6.192	11-15-42	1,519,000	1,475,237
Oracle Corp.	4.700	09-27-34	2,119,000	1,869,548
Oracle Corp.	4.800	09-26-32	1,730,000	1,599,540
Oracle Corp.	5.250	02-03-32	1,262,000	1,211,149
Oracle Corp.	5.550	02-06-53	2,409,000	1,822,875
Oracle Corp.	5.700	02-04-36	2,742,000	2,535,373
VMware LLC	4.700	05-15-30	2,242,000	2,207,755
Technology hardware, storage and peripherals 1.9%
CDW LLC	5.100	03-01-30	675,000	667,012
Dell International LLC	4.500	02-15-31	1,702,000	1,658,884
Dell International LLC	4.750	10-06-32	1,705,000	1,654,771
Dell International LLC	5.000	04-01-30	2,640,000	2,634,492
Dell International LLC	5.300	04-01-32	478,000	478,613
Dell International LLC	5.400	04-15-34	3,604,000	3,580,677
Materials 1.8%				10,066,209
Chemicals 0.6%
SNF Group SACA (A)	5.626	03-31-31	2,003,000	2,008,300
Vylor, Inc. (A)	5.125	08-15-31	581,000	579,241
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Vylor, Inc. (A)	5.625	08-15-36	581,000	$580,906
Construction materials 1.0%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,873,745
Cemex SAB de CV	5.750	06-05-36	2,689,000	2,614,380
JH North America Holdings, Inc. (A)	5.875	01-31-31	450,000	452,876
JH North America Holdings, Inc. (A)	6.125	07-31-32	672,000	677,914
Metals and mining 0.2%
Australian MetCoal Financing Pty, Ltd. (A)	6.750	04-22-34	518,000	524,137
Freeport-McMoRan, Inc.	5.400	11-14-34	758,000	754,710
Real estate 4.6%				25,635,163
Hotel and resort REITs 0.2%
Host Hotels & Resorts LP	4.250	12-15-28	1,119,000	1,101,965
Industrial REITs 0.5%
FIBRA Prologis (A)	5.500	11-26-35	1,167,000	1,118,780
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,504,993
Office REITs 0.9%
Boston Properties LP	6.500	01-15-34	2,835,000	2,953,342
Cousins Properties LP	4.875	03-01-33	2,406,000	2,301,013
Real estate management and development 0.4%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,256,863
Residential REITs 0.4%
American Homes 4 Rent LP	4.950	06-15-30	2,032,000	2,015,443
Retail REITs 0.5%
Regency Centers LP	4.500	03-15-33	1,218,000	1,163,793
Regency Centers LP	5.000	07-15-32	1,779,000	1,761,071
Specialized REITs 1.7%
American Tower Corp.	4.700	12-15-32	1,742,000	1,681,367
American Tower Corp.	5.200	02-15-29	1,710,000	1,721,029
American Tower Corp.	5.550	07-15-33	1,302,000	1,307,888
American Tower Corp.	5.650	03-15-33	1,302,000	1,320,397
SBA Communications Corp.	5.450	07-15-33	1,401,000	1,382,339
VICI Properties LP	5.125	11-15-31	2,091,000	2,044,880
Utilities 10.0%				55,464,260
Electric utilities 4.2%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	869,000	853,481
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	559,000	543,734
Constellation Energy Generation LLC	5.000	02-01-31	498,000	493,235
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,124,273
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,020,809
Electricite de France SA (A)	5.650	04-22-29	1,116,000	1,136,299
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	2,688,000	2,646,933
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,991,000	1,951,420
Eversource Energy	5.125	05-15-33	1,613,000	1,583,108
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	438,410
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	1,477,000	1,439,428
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,007,424
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	362,849
NRG Energy, Inc. (A)	5.407	10-15-35	2,654,000	2,534,715
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,061,535
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,228,080
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.750	02-03-31	1,155,000	1,118,838
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,824,547
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 2.3%
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	1,505,000	$1,523,709
Constellation Energy Generation LLC	4.800	01-15-32	572,000	560,117
The AES Corp.	5.200	07-15-29	1,056,000	1,056,226
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,923,214
Vistra Operations Company LLC (A)	4.700	01-31-31	888,000	861,609
Vistra Operations Company LLC (A)	5.000	04-30-31	2,043,000	2,002,914
Vistra Operations Company LLC (A)	5.250	04-30-33	2,046,000	1,994,736
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,311,228
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,567,532
Multi-utilities 3.5%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,703,000	1,678,840
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	1,167,000	1,207,284
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	881,000	909,003
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	812,000	805,376
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	1,980,000	1,941,136
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,563,721
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,463,339
National Grid PLC	5.809	06-12-33	2,382,000	2,438,591
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	2,602,000	2,562,509
Sempra	5.500	08-01-33	1,195,000	1,201,967

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,769,000	1,749,030

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,803,000	1,773,061
Municipal bonds 0.0%				$214,760
(Cost $334,344)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	23,446
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	81,647
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,087

Regents of the University of California Medical Center	3.006	05-15-50	140,000	88,580
Term loans (C) 0.5%				$2,703,357
(Cost $2,691,351)
Communication services 0.5%				2,703,357
Entertainment 0.5%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	2,698,096	2,703,357

	Yield (%)	Shares	Value
Short-term investments 0.8%			$4,040,339
(Cost $4,040,483)
Short-term funds 0.8%			4,040,339
John Hancock Collateral Trust (D)	3.6571(E)	404,038	4,040,339

Total investments (Cost $554,129,593) 99.0%	$548,073,312
Other assets and liabilities, net 1.0%	5,772,035
Total net assets 100.0%	$553,845,347

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $171,870,825 or 31.0% of the portfolio’s net assets as of 8-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
The portfolio had the following country composition as a percentage of net assets on 8-31-26:
United States	79.6%
United Kingdom	2.8%
Canada	2.7%
France	2.5%
Netherlands	1.8%
Norway	1.6%
Germany	1.2%
Australia	1.2%
Mexico	1.0%
Other countries	5.6%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 93.5%				$191,852,020
(Cost $191,971,767)
Communication services 8.9%				18,278,012
Diversified telecommunication services 4.4%
APLD ComputeCo 3 LLC (A)	7.000	06-15-31	399,000	384,158
Edged Compute LLC (A)	7.500	04-30-31	2,500,000	2,371,569
IHS Holding, Ltd. (A)	7.875	05-29-30	582,000	593,720
IHS Holding, Ltd. (A)	8.250	11-29-31	1,161,000	1,208,533
Iliad Holding SAS (A)	7.000	04-15-32	1,217,000	1,226,895
Iliad Holding SAS (A)	8.500	04-15-31	300,000	314,745
Level 3 Financing, Inc. (A)	6.875	06-30-33	1,979,000	2,011,794
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	978,000	897,808
Entertainment 1.1%
Discovery Global Holdings, Inc.	4.279	03-15-32	832,000	761,280
Discovery Global Holdings, Inc.	5.050	03-15-42	1,512,000	1,099,345
Oak-Eagle Acquireco, Inc. (A)	7.250	07-01-33	456,000	474,203
Interactive media and services 0.9%
Arches Buyer, Inc. (A)	9.000	08-15-31	1,771,000	1,848,329
Media 1.1%
Paramount Global	4.200	05-19-32	552,000	480,869
Paramount Global	4.375	03-15-43	1,085,000	687,510
Paramount Global	4.950	05-19-50	1,865,000	1,165,941
Wireless telecommunication services 1.4%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,012,112
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	425,455
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,281,000	1,313,746
Consumer discretionary 14.9%				30,518,919
Automobile components 0.7%
American Axle & Manufacturing, Inc. (A)	7.750	10-15-33	1,328,000	1,334,252
Broadline retail 1.6%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	642,000	640,639
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	677,000	677,644
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	1,076,000	1,120,797
Rakuten Group, Inc. (A)	9.750	04-15-29	781,000	851,298
Hotels, restaurants and leisure 5.3%
A&K Travel Group Holdings, Ltd. (A)	7.500	05-15-33	988,000	1,005,048
Brightstar Lottery PLC (A)	5.750	01-15-33	1,153,000	1,121,362
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)	5.500	03-31-34	877,000	$863,341
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	973,000	981,175
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	1,356,000	1,348,875
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	770,000	752,202
Rivers Enterprise Borrower LLC (A)	6.250	10-15-30	885,000	896,363
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	870,750
Travel + Leisure Company (A)	4.625	03-01-30	589,000	568,836
Travel + Leisure Company (A)	6.125	09-01-33	1,265,000	1,247,814
Viking Cruises, Ltd. (A)	5.875	10-15-33	1,310,000	1,296,545
Household durables 1.4%
American Greetings Corp. (A)	8.875	01-15-32	809,000	801,978
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	797,000	763,555
Century Communities, Inc. (A)	3.875	08-15-29	795,000	757,965
KB Home	4.000	06-15-31	683,000	635,659
Specialty retail 5.2%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	445,000	433,041
Asbury Automotive Group, Inc.	4.750	03-01-30	822,000	801,103
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	2,319,000	2,273,673
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	959,000	1,015,054
Lithia Motors, Inc. (A)	3.875	06-01-29	387,000	371,628
Lithia Motors, Inc. (A)	4.375	01-15-31	1,030,000	981,201
Lithia Motors, Inc. (A)	5.500	10-01-30	933,000	926,282
The Michaels Companies, Inc. (A)	8.500	03-15-33	1,590,000	1,574,001
Valvoline, Inc. (A)	3.625	06-15-31	763,000	699,662
Wayfair LLC (A)	6.750	11-15-32	875,000	900,285
Wayfair LLC (A)	7.125	05-31-34	556,000	576,697
Textiles, apparel and luxury goods 0.7%
S&S Holdings LLC (A)	8.375	10-01-31	1,500,000	1,430,194
Consumer staples 6.5%				13,403,566
Consumer staples distribution and retail 2.8%
Albertsons Companies, Inc. (A)	5.750	03-31-34	2,725,000	2,561,766
KeHE Distributors LLC (A)	7.000	08-15-34	2,000,000	2,018,084
KeHE Distributors LLC (A)	7.125	04-30-33	419,000	428,116
Performance Food Group, Inc. (A)	5.625	03-01-34	855,000	830,560
Food products 3.7%
Chobani LLC (A)	6.375	04-15-34	415,000	419,188
Froneri Lux FinCo Sarl (A)	6.000	08-01-32	1,385,000	1,366,882
MARB BondCo PLC (A)	3.950	01-29-31	1,882,000	1,651,434
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,160,000	1,150,140
TreeHouse Foods, Inc. (A)	7.750	02-11-33	795,000	804,116
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	2,171,000	2,173,280
Energy 15.6%				31,955,826
Oil, gas and consumable fuels 15.6%
Antero Midstream Partners LP (A)	5.750	10-15-33	1,192,000	1,176,779
Antero Midstream Partners LP (A)	5.750	07-01-34	2,610,000	2,561,075
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	1,275,000	1,275,201
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	435,000	439,043
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	729,000	736,273
Azule Energy Finance PLC (A)	8.625	01-22-33	1,025,000	1,050,837
Comstock Resources, Inc. (A)	5.875	01-15-30	1,407,000	1,350,671
Crescent Energy Finance LLC (A)	7.375	01-15-33	1,087,000	1,110,299
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	485,000	481,943
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	599,000	574,326
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	922,000	925,435
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.700% to 1-15-37, then 5 Year CMT + 2.219%)	6.700	01-15-57	988,000	$979,494
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,770,000	1,764,574
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,502,000	2,567,472
Genesis Energy LP	6.750	03-15-34	130,000	130,884
Genesis Energy LP	7.875	05-15-32	721,000	748,376
Genesis Energy LP	8.000	05-15-33	806,000	845,549
Global Partners LP (A)	7.125	07-01-33	194,000	199,505
Global Partners LP (A)	8.250	01-15-32	700,000	732,033
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	242,572
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	637,000	642,485
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	185,000	191,020
Leviathan Bond, Ltd. (A)	6.750	06-30-30	376,000	385,214
Long Ridge Energy LLC (A)	8.750	02-15-32	501,000	517,501
Par Petroleum LLC (A)	7.375	06-01-34	323,000	335,173
PBF Holding Company LLC (A)	7.250	06-01-34	1,140,000	1,172,240
Saturn Oil & Gas, Inc. (A)	8.500	07-30-31	485,000	503,533
Sunoco LP (A)	4.500	10-01-29	945,000	921,775
Sunoco LP	4.500	04-30-30	1,670,000	1,623,446
Sunoco LP (A)	4.625	05-01-30	535,000	517,665
Sunoco LP (A)	5.625	03-15-31	500,000	496,605
Sunoco LP (A)	5.875	03-15-34	1,059,000	1,043,768
Sunoco LP (A)	7.250	05-01-32	649,000	671,146
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,941,000	2,001,381
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,040,533
Financials 14.6%				30,004,781
Banks 5.9%
Banco Bradesco SA (A)	5.375	01-20-31	1,664,000	1,635,296
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (B)	7.250	12-03-35	1,132,000	1,139,557
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,782,000	2,073,917
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,436,000	1,503,901
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (B)	6.625	02-15-31	1,684,000	1,707,943
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	7.027	09-27-26	964,000	962,309
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (B)	7.000	12-15-30	1,134,000	1,145,223
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	791,000	796,750
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,305,000	1,236,593
Consumer finance 3.5%
Ally Financial, Inc. (6.646% to 1-17-35, then 5 Year CMT + 2.450%)	6.646	01-17-40	1,215,000	1,190,800
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (B)	7.100	08-15-31	1,201,000	1,214,861
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	1,129,000	1,177,418
Muthoot Finance, Ltd. (A)	5.750	08-04-30	775,000	759,027
OneMain Finance Corp.	6.125	05-15-30	1,526,000	1,518,964
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,262,000	1,246,242
Financial services 3.1%
Block, Inc. (A)	5.625	08-15-30	400,000	400,583
Block, Inc. (A)	6.000	08-15-33	690,000	688,745
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	1,003,000	961,738
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	442,000	425,452
PennyMac Financial Services, Inc. (A)	6.750	02-15-34	86,000	79,795
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	108,000	104,220
Rocket Companies, Inc. (A)	6.125	08-01-31	459,000	464,808
Rocket Companies, Inc. (A)	6.375	08-01-33	1,189,000	1,204,280
Rocket Companies, Inc. (A)	6.500	06-15-34	459,000	465,995
Stonebriar ABF Issuer LLC (A)	7.000	08-15-31	1,007,000	981,372
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	593,000	598,989
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 1.6%
Asurion LLC (A)	8.375	02-01-34	1,214,000	$1,095,618
CRC Insurance Group LLC (A)	7.125	06-01-31	1,499,000	1,499,367
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	605,129
Mortgage real estate investment trusts 0.5%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	881,000	884,394
Starwood Property Trust, Inc. (A)	6.125	06-01-31	235,000	235,495
Health care 4.2%				8,713,031
Health care providers and services 3.7%
Centene Corp.	3.000	10-15-30	1,323,000	1,193,014
Centene Corp.	3.375	02-15-30	919,000	853,377
DaVita, Inc. (A)	4.625	06-01-30	743,000	717,958
Gainwell Acquisition Corp. (A)	9.000	09-01-31	1,354,000	1,410,363
LifePoint Health, Inc. (A)	7.000	05-01-34	1,229,000	1,155,565
Rede D’Or Finance Sarl (A)	6.550	04-28-36	1,409,000	1,364,617
Tenet Healthcare Corp. (A)	5.500	11-15-32	1,010,000	996,628
Pharmaceuticals 0.5%
Endo Finance Holdings LP (A)	8.500	04-15-31	969,000	1,021,509
Industrials 7.7%				15,833,711
Aerospace and defense 0.5%
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	1,022,000	1,038,087
Building products 1.2%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,402,000	1,288,652
Builders FirstSource, Inc. (A)	6.375	03-01-34	1,189,000	1,177,110
Commercial services and supplies 0.8%
Cimpress PLC (A)	7.375	09-15-32	840,000	849,337
Garda World Security Corp. (A)	6.500	01-15-31	730,000	740,822
Construction and engineering 0.2%
HTA Group, Ltd. (A)	6.750	04-01-31	507,000	512,401
Machinery 0.3%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	631,000	651,352
Marine transportation 0.5%
Carrix, Inc. (A)	6.125	08-01-33	1,038,000	1,037,112
Passenger airlines 1.3%
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	430,071	420,427
Azul Secured Finance LLP (A)	9.875	02-15-31	600,000	520,791
United Airlines Holdings, Inc.	4.875	03-01-29	1,016,000	1,001,081
United Airlines Holdings, Inc.	5.375	03-01-31	745,000	737,853
Trading companies and distributors 2.4%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	1,159,000	1,155,327
EquipmentShare.com, Inc. (A)	7.125	07-01-34	2,458,000	2,419,049
QXO Building Products, Inc. (A)	6.875	07-15-34	476,000	481,659
WESCO Distribution, Inc. (A)	5.500	04-15-34	847,000	824,047
Transportation infrastructure 0.5%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	978,604
Information technology 3.1%				6,356,244
IT services 1.8%
CoreWeave, Inc. (A)	9.000	02-01-31	1,231,000	1,104,196
CoreWeave, Inc. (A)	9.750	10-01-31	805,000	719,850
Galaxy Helios Data Centers II LLC (A)	9.875	08-01-31	1,307,000	1,294,489
Yondr JK 1 LLC (A)	6.875	06-30-31	710,000	665,182
Software 1.3%
Fair Isaac Corp. (A)	6.250	09-15-34	2,190,000	2,143,117
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Stingray Compute LLC (A)	6.000	06-15-31	441,000	$429,410
Materials 4.9%				9,947,003
Chemicals 0.5%
Bond US Bidco 1, Inc. (A)	7.125	06-15-33	949,000	964,524
Construction materials 0.8%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	418,000	423,208
Standard Building Solutions, Inc. (A)	5.875	03-15-34	732,000	708,593
Standard Building Solutions, Inc. (A)	6.250	08-01-33	427,000	423,837
Containers and packaging 1.5%
Ardagh Metal Packaging Finance USA LLC (A)	6.250	01-30-31	246,000	247,263
Canpack Group, Inc. (A)	6.000	05-15-31	1,073,000	1,076,816
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	877,855
Graphic Packaging International LLC (A)	3.500	03-01-29	906,000	864,021
Metals and mining 2.1%
First Quantum Minerals, Ltd. (A)	6.375	02-15-36	724,000	705,939
First Quantum Minerals, Ltd. (A)	7.250	02-15-34	333,000	341,729
First Quantum Minerals, Ltd. (A)	8.000	03-01-33	976,000	1,017,436
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	301,650
Hybar LLC (A)	7.375	07-01-34	262,000	266,610
Mineral Resources, Ltd. (A)	6.000	05-01-32	284,000	280,285
Mineral Resources, Ltd. (A)	6.250	05-01-34	379,000	371,215
Novelis Corp. (A)	4.750	01-30-30	1,114,000	1,076,022
Real estate 5.3%				10,907,604
Hotel and resort REITs 0.6%
RHP Hotel Properties LP (A)	6.250	02-15-35	348,000	349,917
XHR LP (A)	6.625	05-15-30	838,000	852,927
Industrial REITs 1.2%
Fibra SOMA Trust F/6185 (A)	7.125	05-28-36	2,417,000	2,404,915
Office REITs 0.6%
Vornado Realty LP	5.750	02-01-33	1,321,000	1,316,681
Specialized REITs 2.9%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	932,000	889,005
Iron Mountain, Inc. (A)	5.250	07-15-30	860,000	843,912
Iron Mountain, Inc. (A)	6.250	01-15-35	1,941,000	1,919,480
Millrose Properties, Inc. (A)	6.375	08-01-30	1,453,000	1,473,211
Outfront Media Capital LLC (A)	6.000	06-15-34	868,000	857,556
Utilities 7.8%				15,933,323
Electric utilities 6.8%
COX Asset Mexico SA de CV (A)	7.125	01-08-32	326,000	326,882
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,790,000	2,050,899
NRG Energy, Inc. (A)	3.625	02-15-31	905,000	833,013
NRG Energy, Inc. (A)	3.875	02-15-32	1,750,000	1,601,482
NRG Energy, Inc. (A)	5.750	01-15-34	822,000	800,157
NRG Energy, Inc. (A)	6.000	02-01-33	802,000	798,273
NRG Energy, Inc. (A)	6.125	05-15-36	904,000	885,740
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,270,602
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	1,379,000	1,363,181
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,089,000	1,089,418
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	733,000	718,266
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,181,000	2,191,941
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	383,000	396,160
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.8%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	1,146,005	$1,077,818

Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	529,000	529,491
Term loans (D) 3.9%				$7,957,793
(Cost $7,946,104)
Health care 1.3%				2,767,654
Health care providers and services 1.0%
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-09-32	2,184,000	2,190,836
Pharmaceuticals 0.3%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.436	04-23-31	575,620	576,818
Industrials 1.2%				2,362,019
Commercial services and supplies 1.2%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	03-03-32	724,078	725,584
Protective Industrial Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.750%)	7.409	05-21-32	1,630,695	1,636,435
Information technology 0.5%				1,027,563
IT services 0.5%
CoreWeave Financing DDTL V-V LLC, Delayed Draw Term Loan (E)	TBD	09-01-31	1,025,000	1,027,563
Materials 0.9%				1,800,557
Chemicals 0.5%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33	960,000	965,798
Construction materials 0.4%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	02-10-32	833,975	834,759

	Shares	Value
Common stocks 0.0%		$2,535
(Cost $75,366)
Energy 0.0%		2,535
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (F)(G)	297	2,535

Preferred securities 0.3%		$677,655
(Cost $687,990)
Communication services 0.2%		391,650
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	18,650	391,650
Financials 0.1%		286,005
Banks 0.1%
Wells Fargo & Company, 7.500%	250	286,005

	Yield (%)	Shares	Value
Short-term investments 1.8%			$3,610,344
(Cost $3,610,282)
Short-term funds 1.8%			3,610,344
John Hancock Collateral Trust (H)	3.6571(I)	361,038	3,610,344

Total investments (Cost $204,291,509) 99.5%	$204,100,347
Other assets and liabilities, net 0.5%	1,020,832
Total net assets 100.0%	$205,121,179

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $151,181,873 or 73.7% of the portfolio’s net assets as of 8-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 8-31-26.
The portfolio had the following country composition as a percentage of net assets on 8-31-26:
United States	79.4%
United Kingdom	5.7%
France	2.4%
Canada	2.3%
Luxembourg	2.0%
Spain	1.6%
Mexico	1.3%
Other countries	5.3%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 93.3%				$18,348,170
(Cost $18,954,049)
Alabama 1.0%				205,048
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	200,000	205,048
Alaska 1.1%				209,548
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	209,548
Arizona 4.9%				972,603
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	337,693
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	236,426
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-51	350,000	266,658
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	131,826
California 4.4%				862,010
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	300,000	233,173
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	103,901
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	250,000	187,978
Golden State Tobacco Securitization Corp. Series B-2 (B)	6.061	06-01-66	1,000,000	93,194
Heart-SV Azara Apartments, Series A (A)	5.375	06-01-61	100,000	92,380
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.157	06-01-36	300,000	151,384
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Colorado 5.6%				$1,101,703
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	492,336
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	100,000	100,210
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	150,000	135,367
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	122,966
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	245,000	250,824
Connecticut 1.6%				322,658
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	300,582
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	22,076
Florida 11.9%				2,345,188
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	235,532
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	106,872
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	194,868
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	231,465
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	150,000	152,209
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	235,000	246,684
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	265,216
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	231,825
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	50,000
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	242,770
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	230,147
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	157,600
Georgia 0.0%				4,903
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	5,000	4,903
Idaho 0.5%				98,289
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	98,289
Illinois 7.6%				1,485,864
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	390,785
Chicago Board of Education Series A, GO	6.250	12-01-50	150,000	152,433
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	105,427
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	261,127
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	91,235
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	239,685	227,351
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	260,000	257,506
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana 0.9%				$181,796
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	150,000	150,984
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	180,000	18
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	30,000	30,794
Kansas 0.9%				168,066
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	175,000	168,066
Kentucky 1.2%				242,080
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	242,080
Louisiana 1.2%				235,566
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	235,566
Maryland 1.3%				250,459
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	25,000	23,039
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	227,420
Massachusetts 2.7%				528,856
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	150,000	151,371
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	138,282
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	239,203
Michigan 1.6%				319,762
City of Detroit, GO	5.500	04-01-32	300,000	319,762
Missouri 2.9%				571,392
Health & Educational Facilities Authority of the State of Missouri Brookside Charter School (A)	6.500	06-01-56	125,000	121,004
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	253,630
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	196,758
Nevada 0.6%				117,475
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	185,000	117,475
New Hampshire 2.5%				484,485
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	199,497
New Hampshire Business Finance Authority LGI Homes Project, GO (B)	6.604	12-15-41	500,000	185,388
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.161	12-15-33	155,000	99,600
New York 2.1%				407,996
City of Ithaca, GO	2.000	02-15-42	280,000	162,181
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	245,815
Ohio 3.1%				619,302
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	370,000	282,480
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	241,736
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	100,000	$95,086
Oregon 0.5%				97,186
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	100,000	97,186
Pennsylvania 2.7%				535,940
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	316,090
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	219,850
Puerto Rico 2.6%				505,211
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	1.965	11-01-43	270,000	192,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	320,000	312,836
South Carolina 1.6%				305,700
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	263,195
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-38	15,000	15,005
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	27,500
Texas 6.6%				1,301,270
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	10.000	06-01-42	93,737	1,640
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	223,038
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	157,250
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	215,025
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	150,000	159,413
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	125,000	113,279
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	189,093
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	242,532
Utah 5.1%				998,152
Deseret Public Infrastructure District No. 2 Deseret Assessment Area No. 1 (A)	6.500	12-01-55	150,000	151,861
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	508,662
SkyRidge Pegasus Infrastructure Financing District SkyRidge Pegasus Assessment Area (A)	5.250	12-01-44	100,000	98,151
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	239,478
Vermont 1.4%				268,925
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	268,925
Virginia 2.5%				497,228
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	285,341
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	211,887
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 10.7%				$2,103,509
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	252,505
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	255,630
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	96,934
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	212,330
Public Finance Authority College Achieve Paterson Charter School, Series A (A)	4.000	06-15-52	250,000	180,865
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	131,400
Public Finance Authority Heritage Bend Project (A)(B)	7.220	12-15-42	500,000	157,967
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	304,105
Public Finance Authority North Hills Christian School, Series A (A)	6.375	07-01-56	100,000	97,190
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	84,760
Public Finance Authority Two Step Project (A)(B)	6.371	12-15-34	175,000	104,098
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	78,344
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	147,381

	Yield (%)	Shares	Value
Short-term investments 5.9%			$1,163,096
(Cost $1,163,127)
Short-term funds 5.9%
John Hancock Collateral Trust (D)	3.6571(E)	116,311	1,163,096
Total investments (Cost $20,117,176) 99.2%			$19,511,266
Other assets and liabilities, net 0.8%			154,090
Total net assets 100.0%			$19,665,356

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,312,734 or 42.3% of the portfolio’s net assets as of 8-31-26.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
The portfolio had the following portfolio composition as a percentage of net assets on 8-31-26:
General obligation bonds	6.5%
Revenue bonds	86.8%
Development	19.3%
Education	19.3%
Other revenue	17.5%
Health care	15.1%
Airport	4.1%
Tobacco	3.8%
Transportation	3.7%
Housing	2.6%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

Water and sewer	1.2%
Pollution	0.2%
Short-term investments and other	6.7%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 48.0%				$160,889,084
(Cost $163,236,826)
Commercial and residential 42.7%				143,055,684
A&D Mortgage Trust
Series 2025-NQM4, Class A1 (A)	5.225	10-25-70	2,836,337	2,813,549
Series 2026-NQM1, Class A1 (A)(B)	4.912	02-25-71	1,721,221	1,692,050
Series 2026-NQM2, Class A1 (A)(B)	4.811	03-25-71	1,019,341	1,003,141
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	288,989	276,378
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	54,126	52,318
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	228,123	197,873
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	160,707	138,528
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	499,414	412,229
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,511,619	1,503,307
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,037,208	1,031,150
Series 2025-10, Class A1 (A)(B)	4.960	09-25-70	569,678	561,678
Series 2025-11, Class A1 (A)(B)	4.975	10-25-70	1,200,665	1,184,287
Series 2026-1, Class A1 (A)(B)	4.747	02-25-71	2,089,890	2,048,420
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	33,104	31,917
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	78,781	71,895
Avenue of Americas
Series 2025-1301, Class A (A)(B)	5.227	08-11-42	1,959,000	1,939,454
Series 2025-1301, Class B (A)(B)	5.478	08-11-42	690,000	680,774
BAHA Trust
Series 2024-MAR, Class A (A)(B)	6.171	12-10-41	2,633,000	2,660,712
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	2,368,000	2,363,968
Series 2025-5YR19, Class A3	5.270	12-15-58	1,194,000	1,197,440
Series 2026-5YR21, Class A3	5.525	04-15-59	2,331,000	2,359,991
Series 2026-5YR22, Class A3 (B)	5.713	06-15-59	2,466,000	2,514,907
Series 2026-5YR24, Class A3	5.832	08-15-31	2,028,000	2,079,200
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,937	179,828
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,474,146
Series 2024-5C31, Class A3	5.609	12-15-57	983,000	994,714
Series 2025-5C38, Class A3	5.146	11-15-58	495,000	494,583
Series 2026-5C40, Class A3	5.248	02-15-59	1,181,000	1,184,237
Series 2026-5C41, Class A3	5.438	05-15-69	1,744,000	1,761,786
Series 2026-5C42, Class A3	5.598	06-15-59	1,239,000	1,259,340
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	132,356	130,157
Series 2024-V12, Class A3	5.738	12-15-57	726,000	737,784
Series 2026-V20, Class A3	5.184	02-15-59	914,000	912,845
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	460,000	465,318
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	208,506	195,840
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,101,374
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	4.853	08-15-36	1,409,000	1,162,425
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,967	268,201
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CENT Trust
Series 2025-CITY, Class A (A)(B)	5.091	07-10-40	1,373,000	$1,358,407
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	131,839
Series 2023-SMRT, Class A (A)(B)	6.015	06-12-40	1,670,000	1,688,274
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	265,143	224,905
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	505,070	416,738
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	102,163	86,728
Series 2022-2, Class A1 (A)	3.994	02-25-67	386,074	362,583
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	791,798	789,196
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	12,811	11,543
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,018,559	1,699,531
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	845,000	648,835
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	348,916	309,658
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	285,444	253,448
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	549,701	465,579
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,024,291	854,580
Cross Mortgage Trust
Series 2025-H10, Class A1 (A)(B)	4.968	01-25-71	1,401,329	1,381,853
Series 2025-H8, Class A1 (A)(B)	5.003	11-25-70	2,231,119	2,202,940
Series 2025-H9, Class A1 (A)(B)	5.036	11-25-70	1,873,910	1,849,833
Series 2026-NQM1, Class A1 (A)(B)	4.699	02-25-61	2,616,117	2,562,307
Series 2026-NQM10, Class A1 (A)(B)	5.609	09-25-71	1,507,000	1,506,984
Series 2026-NQM9, Class A1 (A)(B)	5.726	08-25-71	899,568	898,386
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	7,644	7,461
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,009,160	848,768
Series 2025-INV4, Class A1 (A)	5.100	10-25-70	801,692	792,335
Series 2025-INV5, Class A1 (A)(B)	5.077	12-25-70	2,466,699	2,436,275
Series 2026-NQM1, Class A1 (A)(B)	4.771	02-25-71	1,187,552	1,165,738
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	892,849	718,466
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	383,913	368,276
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	376,596	330,255
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	754,383	656,968
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	69,923	63,564
Series 2025-NQM5, Class A1 (A)(B)	4.981	08-25-70	883,549	871,128
GGP Trust
Series 2026-TY, Class A (A)(B)	4.825	03-05-43	2,097,000	2,045,980
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	148,171	143,800
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	730,717	672,651
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.649	01-13-40	2,713,000	2,735,570
Series 2026-10HY, Class A (A)(B)	5.255	12-10-39	1,824,000	1,802,700
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	271,485	235,922
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1 (A)(B)	4.879	05-25-66	1,323,882	1,302,175
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	341,000	306,897
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	394,855	371,930
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (A)(B)	5.119	11-25-70	956,179	945,348
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (A)(B)	5.153	05-15-43	963,000	950,630
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	60,066	$55,231
Series 2025-NQM3, Class A1 (A)(B)	5.530	05-25-65	2,082,592	2,070,355
Series 2025-NQM6, Class A1 (A)(B)	5.085	10-25-65	929,046	917,825
Series 2026-NQM1, Class A1 (A)(B)	4.824	11-25-65	1,218,337	1,199,362
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	763,796	666,987
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.455	11-05-41	1,503,000	1,462,649
NYC Trust
Series 2026-9W57, Class A (A)(B)	5.053	06-06-40	3,442,000	3,387,357
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	635,033	594,002
Series 2025-INV2, Class A1 (A)(B)	5.000	10-25-60	2,351,531	2,320,800
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	347,276	305,519
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	900,160	726,914
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	885,153	732,865
Series 2025-NQM18, Class A1 (A)(B)	5.057	09-25-65	545,821	541,084
Series 2025-NQM19, Class A1 (A)(B)	4.869	10-25-65	1,136,761	1,118,533
Series 2025-NQM20, Class A1 (A)(B)	5.021	10-25-65	1,219,670	1,204,634
Series 2025-NQM21, Class A1 (A)(B)	4.989	10-25-65	936,910	926,205
Series 2026-NQM2, Class A1 (A)(B)	4.818	12-01-65	2,437,232	2,395,921
Series 2026-NQM3, Class A1 (A)(B)	4.652	01-25-66	2,069,096	2,027,435
Series 2026-NQM8, Class A1 (A)(B)	5.297	05-25-66	844,959	837,572
Series 2026-NQM9, Class A1 (A)(B)	5.470	04-25-66	1,681,195	1,674,022
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	767,166	736,873
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,211,834	1,143,494
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,505,395	1,409,977
Series 2025-SFR3, Class A (A)	3.390	07-17-42	1,750,000	1,639,143
Series 2025-SFR4, Class A (A)	4.300	08-17-42	1,235,258	1,194,636
Series 2025-SFR5, Class A (A)	3.850	10-17-42	1,389,899	1,316,320
Series 2025-SFR6, Class A (A)	4.000	12-17-42	3,506,000	3,339,322
Series 2026-SFR1, Class A (A)	3.850	02-17-43	2,908,245	2,745,212
Series 2026-SFR3, Class A (A)	4.000	07-17-43	977,000	922,144
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,289,000	2,296,838
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	1,982,201
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,475,345
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	208,245
Series 2026-OMA, Class A (A)(B)	5.131	04-15-41	2,364,000	2,335,217
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	241,003	232,044
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	92,119	91,342
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	518,839	486,588
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	518,972	500,044
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	313,203	298,976
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	244,233	235,078
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	105,713	102,563
Series 2020-4, Class A1 (A)	1.750	10-25-60	936,480	846,474
Series 2024-1, Class A1 (A)(B)	4.969	03-25-64	861,481	866,637
Series 2024-3, Class A1A (A)(B)	4.985	07-25-65	585,983	581,841
Series 2024-4, Class A1A (A)(B)	4.558	10-27-64	447,428	440,350
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(B)	5.229	07-13-44	1,385,000	1,352,064
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	609,977	552,618
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	372,814	326,141
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	428,938	$360,037
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	281,563	240,228
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	106,540	91,015
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	64,463	61,460
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	188,908	188,943
Series 2025-11, Class A1 (A)(B)	4.914	11-25-70	1,041,507	1,028,606
Series 2025-R2, Class A1 (A)(B)	5.086	07-25-67	871,119	858,206
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	175,619	171,267
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,989
Series 2025-5C4, Class A3	5.673	05-15-58	919,000	933,780
Series 2025-5C6, Class A3	5.186	10-15-58	955,000	954,083
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(B)	5.528	07-15-40	1,699,000	1,703,343
U.S. Government Agency 5.3%				17,833,400
Government National Mortgage Association
Series 2016-174, Class IO	0.722	11-16-56	28,842	853
Series 2017-109, Class IO	0.175	04-16-57	25,816	187
Series 2017-124, Class IO	0.633	01-16-59	22,334	793
Series 2017-140, Class IO	0.485	02-16-59	32,267	765
Series 2017-159, Class IO	0.400	06-16-59	14,192,160	345,254
Series 2017-20, Class IO	0.468	12-16-58	64,561	1,193
Series 2017-22, Class IO	0.736	12-16-57	20,813	686
Series 2017-23, Class IO	0.595	05-16-59	4,718,928	151,619
Series 2017-46, Class IO	0.652	11-16-57	47,358	1,720
Series 2017-54, Class IO	0.702	12-16-58	13,523,474	443,347
Series 2017-61, Class IO	0.687	05-16-59	222,620	7,397
Series 2017-89, Class IO	0.436	07-16-59	30,517	701
Series 2018-114, Class IO	0.592	04-16-60	78,910	2,990
Series 2018-158, Class IO	0.802	05-16-61	161,285	8,920
Series 2018-23, Class IO	0.575	11-16-59	14,612,203	457,811
Series 2018-69, Class IO	0.611	04-16-60	55,925	2,441
Series 2018-99, Class IO	0.453	06-16-60	161,560	4,086
Series 2019-131, Class IO	0.803	07-16-61	127,956	7,328
Series 2020-108, Class IO	0.847	06-16-62	2,347,827	137,167
Series 2020-114, Class IO	0.799	09-16-62	758,218	39,768
Series 2020-118, Class IO	0.885	06-16-62	4,742,996	289,594
Series 2020-120, Class IO	0.760	05-16-62	889,421	50,056
Series 2020-137, Class IO	0.800	09-16-62	3,714,880	220,869
Series 2020-150, Class IO	0.971	12-16-62	1,026,631	66,218
Series 2020-170, Class IO	0.836	11-16-62	483,322	30,172
Series 2020-92, Class IO	0.870	02-16-62	725,534	42,251
Series 2021-10, Class IO	0.995	05-16-63	397,987	30,495
Series 2021-11, Class IO	1.022	12-16-62	11,270,833	819,937
Series 2021-203, Class IO	0.872	07-16-63	5,224,443	335,395
Series 2021-220, Class IO	0.829	12-16-63	4,983,560	297,864
Series 2021-3, Class IO	0.871	09-16-62	1,935,199	119,822
Series 2021-47, Class IO	0.992	03-16-61	4,360,463	281,871
Series 2022-144, Class IO	0.531	10-16-64	19,880,012	895,891
Series 2022-150, Class IO	0.823	06-16-64	5,290,582	279,750
Series 2022-181, Class IO	0.722	07-16-64	2,343,835	133,623
Series 2022-221, Class IO	0.844	06-16-64	6,647,423	407,609
Series 2022-57, Class IO	0.756	09-16-63	2,759,774	128,649
Series 2023-105, Class IO	0.750	07-16-65	5,490,809	305,369
Series 2023-177, Class IO	0.856	06-16-65	7,444,268	402,748
Series 2023-197, Class IO	1.245	09-16-65	7,211,492	571,036
Series 2023-30, Class IO	1.001	11-16-64	2,872,549	178,897
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-33, Class IO	0.932	05-16-63	4,421,630	$302,490
Series 2023-36, Class IO	0.935	10-16-64	7,906,013	449,378
Series 2023-62, Class IO	0.939	02-16-65	4,806,921	336,789
Series 2023-91, Class IO	0.876	04-16-65	4,402,166	284,701
Series 2024-135, Class IO	0.833	11-16-66	14,305,765	821,503
Series 2024-179, Class XI IO	0.857	12-16-66	12,640,391	858,610
Series 2024-193, Class IO	0.717	12-16-66	14,697,894	855,707
Series 2024-194, Class IO	0.961	08-16-67	12,663,889	875,204
Series 2025-128, Class IO	0.926	09-16-67	12,622,475	959,255
Series 2025-3, Class IO	0.849	04-16-67	13,012,263	829,955
Series 2025-35, Class IO	0.762	09-16-66	15,713,807	836,831
Series 2025-73, Class IO	0.675	08-16-67	14,684,221	824,206

Series 2026-56, Class IO	0.855	11-16-68	28,919,914	2,095,629
Asset-backed securities 48.3%				$161,850,562
(Cost $163,241,899)
Asset-backed securities 48.3%				161,850,562
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	282,634	261,488
Aligned Data Centers Issuer LLC
Series 2026-1A, Class A2I (A)	5.909	06-15-56	1,435,000	1,423,982
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	537,428
Series 2023-SFR1, Class A (A)	4.000	04-17-40	280,000	275,164
Series 2024-SFR1, Class A (A)	4.290	07-17-41	120,000	117,189
Series 2024-SFR2, Class A (A)	4.150	11-17-41	2,113,000	2,048,744
Series 2025-SFR1, Class A (A)	3.655	06-17-42	757,000	713,401
Series 2025-SFR2, Class A (A)	4.275	11-17-42	319,000	307,211
Series 2026-SFR1, Class A (A)	3.775	04-17-43	1,256,000	1,175,726
Series 2026-SFR2, Class A (A)	3.810	09-17-43	1,600,000	1,486,802
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,536,120	2,530,499
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,560,000	1,572,578
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,319,067	3,070,400
Business Jet Securities LLC
Series 2026-1A, Class A (A)	5.464	06-15-41	948,027	940,886
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	1,104,000	1,093,431
Capital Automotive REIT
Series 2024-3A, Class A1 (A)	4.400	10-15-54	931,351	882,947
CarMax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	1,670,000	1,653,717
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	874,863	865,889
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,817,714	1,394,297
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,862,605	1,405,842
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	2,575,085	2,567,663
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,636,823	1,533,896
Series 2020-3A, Class A (A)	2.070	10-18-45	245,925	229,759
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	589,051	544,358
Series 2022-1A, Class A (A)	2.720	01-18-47	765,380	700,986
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,525,000	1,513,674
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,389,361
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,374,000	1,358,102
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	$578,187
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,293,000	1,286,098
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,966,000	1,982,544
Series 2025-4A, Class A2 (A)	5.522	12-20-55	994,000	985,712
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,854,445
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,240,000	2,152,277
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,350,838
Series 2026-1A, Class A2 (A)	5.811	02-25-56	1,543,000	1,525,430
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,015,650	1,004,553
Series 2025-1A, Class A2I (A)	4.891	08-20-55	887,295	871,324
Series 2025-1A, Class A2II (A)	5.165	08-20-55	947,838	921,342
Series 2026-1A, Class A2I (A)	5.200	05-20-56	1,126,000	1,111,849
Series 2026-1A, Class A2II (A)	5.432	05-20-56	1,934,000	1,912,005
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	682,560	651,720
Series 2025-1A, Class A2I (A)	4.930	07-25-55	762,000	750,136
Series 2025-1A, Class A2II (A)	5.217	07-25-55	885,000	865,824
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,821,423	1,757,831
Series 2024-1A, Class A2 (A)	6.372	10-20-54	1,657,180	1,659,102
Series 2025-1A, Class A2 (A)	5.296	10-20-55	102,228	98,543
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	23,536	22,636
Enterprise Fleet Financing LLC
Series 2026-1, Class A3 (A)	4.120	03-20-30	1,136,000	1,120,385
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	1,440,495
FirstLight Issuer LLC
Series 2026-1A, Class A2 (A)	5.873	06-20-56	1,660,000	1,641,411
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	999,000	982,889
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	1,755,000	1,709,970
Ford Credit Floorplan Master Owner Trust
Series 2026-1, Class A	4.420	05-15-31	2,975,000	2,954,259
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	1,592,385	1,537,282
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,550,000	1,559,124
GMF Floorplan Owner Revolving Trust
Series 2025-2A, Class A (A)	4.640	03-15-30	1,180,000	1,181,173
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	113,220	109,976
Series 2021-1A, Class A2 (A)	2.773	04-20-29	194,242	185,267
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 (A)	4.580	01-15-32	2,500,000	2,486,810
Series 2025-2, Class A3 (A)	4.140	12-17-29	1,955,000	1,935,763
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,836,000	1,827,785
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	57,823	56,612
Hotwire Funding LLC
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,828,777
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,300,812	1,258,969
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (A)	5.049	04-17-56	1,701,000	1,661,755
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,313,990	$1,305,812
Series 2025-1A, Class A2 (A)	5.610	08-16-55	2,132,460	2,118,135
Series 2026-1A, Class A2I (A)	4.952	02-15-56	1,634,165	1,591,407
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (A)	5.685	04-30-56	2,565,000	2,539,343
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	860,000	840,584
Series 2026-2A, Class A2 (A)	5.834	06-25-58	1,924,000	1,907,930
Lyra Music Assets LP
Series 2024-2A, Class A2 (A)	5.760	12-22-64	1,932,826	1,939,450
Series 2025-1A, Class A2 (A)	5.604	09-20-65	2,105,081	2,108,423
MetroNet Infrastructure Issuer LLC
Series 2025-4A, Class A2 (A)	5.163	12-20-55	824,000	810,159
Series 2026-1A, Class A2 (A)	5.273	04-20-56	1,215,000	1,202,391
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	79,227	80,414
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	20,345	19,182
Series 2020-IA, Class A1A (A)	1.330	04-15-69	95,125	86,681
Series 2021-FA, Class A (A)	1.110	02-18-70	455,118	398,533
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	1,873,650	1,837,127
Series 2026-B, Class A (A)	5.070	06-15-56	1,230,374	1,225,282
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	116,492	95,979
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	439,693	422,337
Series 2022-1A, Class A2 (A)	3.695	01-30-52	892,925	844,270
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,184,712
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	753,719
PK Alift Loan Funding 9 LP
Series 2026-2, Class A (A)	5.217	02-15-44	1,006,000	999,963
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,603,000	1,578,926
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	1,406,000	1,359,992
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 (A)	5.605	06-15-32	1,013,728	1,025,433
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	1,406,000	1,358,554
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,207,099	2,231,230
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,208,063	1,149,836
Series 2024-1A, Class A2 (A)	6.174	01-25-54	894,075	901,769
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	1,575,000	1,530,431
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	281,932	260,015
Series 2021-D, Class A1A (A)	1.340	03-17-53	75,664	71,390
Series 2023-A, Class A1A (A)	5.380	01-15-53	89,835	90,144
Series 2023-C, Class A1A (A)	5.670	11-15-52	82,499	83,186
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,295,837	1,290,672
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,033,187	1,028,136
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,232,492	1,174,766
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,413,889	1,320,297
Sprite, Ltd.
Series 2026-1, Class A (A)	5.227	03-15-41	1,322,043	1,289,850
28	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,202,580	$1,204,878
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,114,155	1,112,943
Series 2024-3A, Class A23 (A)	5.914	07-30-54	2,181,150	2,079,434
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	1,187,000	1,163,113
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	468,000	461,725
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,383,000	2,297,062
Series 2025-2A, Class A21 (A)	5.121	10-25-55	1,643,000	1,597,813
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	1,745,000	1,703,001
Series 2025-1A, Class A2II (A)	5.049	08-25-55	2,268,000	2,198,537
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,007,856	967,716
Series 2021-1A, Class A (A)	1.650	02-20-46	837,215	756,549
T-Mobile US Trust
Series 2026-1A, Class A (A)	4.250	10-21-30	1,310,000	1,300,731
Trackside Rail LLC
Series 2026-2A, Class A (A)	5.690	08-21-56	1,149,000	1,147,814
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	409,077	392,573
Triton Container Finance IX LLC
Series 2026-1A, Class A (A)	5.260	05-20-51	1,248,438	1,225,941
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,252,650	1,176,655
Series 2021-1A, Class A (A)	1.860	03-20-46	1,017,115	933,842
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,121,000	1,127,868
Series 2025-2A, Class A2 (A)	5.177	01-20-56	427,000	416,261
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,102,896
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	1,114,000	1,077,290
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	267,678	258,365
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	1,570,000	1,581,627
Series 2025-9, Class A1A	3.960	10-21-30	1,132,000	1,125,468
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,833,462	1,690,553
Willis Engine Structured Trust IX
Series 2025-B, Class A (A)	5.159	12-15-50	1,005,688	989,227
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	793,717	787,627
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	2,041,905	1,984,684
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	883,500	843,741
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,678,000	1,671,650

	Yield (%)	Shares	Value
Short-term investments 1.8%			$6,044,005
(Cost $6,043,736)
Short-term funds 1.8%			6,044,005
John Hancock Collateral Trust (D)	3.6571(E)	604,407	6,044,005

Total investments (Cost $332,522,461) 98.1%	$328,783,651
Other assets and liabilities, net 1.9%	6,260,223
Total net assets 100.0%	$335,043,874

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	29

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $275,747,666 or 82.3% of the portfolio’s net assets as of 8-31-26.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
30	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$869,345	—	$869,345	—
Corporate bonds	167,434	—	167,434	—
Short-term investments	28,998	$28,998	—	—
Total investments in securities	$1,065,777	$28,998	$1,036,779	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$541,114,856	—	$541,114,856	—
Municipal bonds	214,760	—	214,760	—
Term loans	2,703,357	—	2,703,357	—
Short-term investments	4,040,339	$4,040,339	—	—
Total investments in securities	$548,073,312	$4,040,339	$544,032,973	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$191,852,020	—	$191,852,020	—
Term loans	7,957,793	—	7,957,793	—
Common stocks	2,535	—	—	$2,535
Preferred securities	677,655	$677,655	—	—
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	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Short-term investments	$3,610,344	$3,610,344	—	—
Total investments in securities	$204,100,347	$4,287,999	$199,809,813	$2,535

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$18,348,170	—	$18,348,170	—
Short-term investments	1,163,096	$1,163,096	—	—
Total investments in securities	$19,511,266	$1,163,096	$18,348,170	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$160,889,084	—	$160,889,084	—
Asset-backed securities	161,850,562	—	161,850,562	—
Short-term investments	6,044,005	$6,044,005	—	—
Total investments in securities	$328,783,651	$6,044,005	$322,739,646	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	2,900	$18,228	$52,755	$(41,984)	$(2)	$1	$140	—	$28,998
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	404,038	$6,131,596	$32,581,516	$(34,671,676)	$(1,022)	$(75)	$36,394	—	$4,040,339
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	361,038	$2,281,824	$24,951,540	$(23,622,725)	$(365)	$70	$30,915	—	$3,610,344
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	116,311	$604,724	$742,222	$(183,837)	$(46)	$33	$8,281	—	$1,163,096
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	604,407	$9,939,802	$30,475,679	$(34,370,252)	$(1,582)	$358	$81,725	—	$6,044,005
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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